Shareholder Report, Holdings (Details) - C000057444	May 31, 2026
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	21.90%